Quarterly Holdings Report
for
Fidelity Advisor® Equity Growth Fund
February 28, 2026
EPG-NPRT1-0426
1.797923.122
Common Stocks - 98.9%
	Shares	Value ($)
BELGIUM - 1.0%
Health Care - 1.0%
Pharmaceuticals - 1.0%
UCB SA	407,000	121,333,895
BRAZIL - 0.6%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	4,817	8,466,263
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	638,200	9,560,236
Materials - 0.4%
Metals & Mining - 0.4%
Vale SA ADR	2,952,700	50,727,386
TOTAL BRAZIL		68,753,885
CANADA - 1.9%
Information Technology - 0.4%
IT Services - 0.4%
Shopify Inc Class A (United States) (b)	459,798	55,511,412
Materials - 1.5%
Chemicals - 0.0%
Nutrien Ltd (United States)	27,100	2,034,397
Metals & Mining - 1.5%
Agnico Eagle Mines Ltd/CA (United States)	377,400	94,953,840
Franco-Nevada Corp	293,000	81,890,928
		176,844,768
TOTAL MATERIALS		178,879,165
TOTAL CANADA		234,390,577
CHILE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	89,900	5,170,841
Lundin Mining Corp	441,722	14,073,706

TOTAL CHILE		19,244,547
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	94,324	13,593,032
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Auto1 Group SE (b)	1,729,000	35,139,366
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(c)	1,892,438	19
KOREA (SOUTH) - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
SK Hynix Inc	159,650	117,624,472
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	41,449	9,048,317
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (b)	81,500	62,503,980
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	26,500	6,015,765
TOTAL NETHERLANDS		68,519,745
NORWAY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	464,850	4,313,078
TAIWAN - 3.8%
Information Technology - 3.8%
Electronic Equipment, Instruments & Components - 0.1%
Chroma ATE Inc	338,000	14,870,879
Semiconductors & Semiconductor Equipment - 3.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,178,824	441,563,894
TOTAL TAIWAN		456,434,773
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	12,500	6,820,375
UNITED KINGDOM - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(c)(d)	6,400	8,979,712
UNITED STATES - 89.2%
Communication Services - 12.7%
Entertainment - 1.6%
Live Nation Entertainment Inc (b)	158,138	25,640,495
Netflix Inc (b)	1,789,910	172,260,939
		197,901,434
Interactive Media & Services - 11.1%
Alphabet Inc Class A	2,551,977	795,604,350
Epic Games Inc (b)(c)(d)	3,289	1,678,738
Meta Platforms Inc Class A	842,707	546,225,823
		1,343,508,911
TOTAL COMMUNICATION SERVICES		1,541,410,345
Consumer Discretionary - 9.9%
Automobiles - 2.3%
Tesla Inc (b)	687,808	276,849,598
Broadline Retail - 4.5%
Amazon.com Inc (b)	2,570,881	539,885,011
Hotels, Restaurants & Leisure - 1.4%
Airbnb Inc Class A (b)	68,126	9,204,504
Hilton Worldwide Holdings Inc	238,344	74,310,892
Viking Holdings Ltd (b)	1,105,515	86,252,280
		169,767,676
Household Durables - 1.0%
Blu Homes Inc (b)(c)(d)	12,123,162	3,758
DR Horton Inc	363,434	58,291,179
Lennar Corp Class A	49,600	5,672,256
SharkNinja Inc (b)	417,500	51,298,225
		115,265,418
Specialty Retail - 0.7%
Lowe's Cos Inc	38,800	10,265,316
Ross Stores Inc	88,800	18,260,832
Williams-Sonoma Inc	307,040	63,142,776
		91,668,924
TOTAL CONSUMER DISCRETIONARY		1,193,436,627
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp	101,400	102,494,106
Personal Care Products - 0.4%
Estee Lauder Cos Inc/The Class A	424,600	46,480,962
Tobacco - 0.5%
Philip Morris International Inc	306,300	57,226,029
TOTAL CONSUMER STAPLES		206,201,097
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
APA Corp	2,023,009	61,438,783
Chevron Corp	171,000	31,935,960
ConocoPhillips	36,600	4,152,636
Exxon Mobil Corp	772,399	117,790,848
Ovintiv Inc	106,110	5,368,105
TOTAL ENERGY		220,686,332
Financials - 6.3%
Banks - 0.8%
Bank of America Corp	1,629,471	81,196,540
US Bancorp	293,029	16,016,965
		97,213,505
Capital Markets - 2.1%
Cboe Global Markets Inc	230,500	69,085,460
Charles Schwab Corp/The	647,600	61,651,520
Morgan Stanley	741,161	123,410,718
		254,147,698
Consumer Finance - 0.3%
Capital One Financial Corp	155,735	30,467,995
Financial Services - 3.1%
Mastercard Inc Class A	732,952	379,090,105
TOTAL FINANCIALS		760,919,303
Health Care - 6.2%
Biotechnology - 2.2%
Adamas Pharmaceuticals Inc rights (b)(c)	1,000,100	10,001
Adamas Pharmaceuticals Inc rights (b)(c)	1,000,100	10
Alnylam Pharmaceuticals Inc (b)	187,899	62,555,335
Blueprint Medicines Corp rights (b)(c)	41,532	0
Cogent Biosciences Inc (b)	511,898	19,887,237
Cytokinetics Inc (b)	291,801	18,155,858
Gilead Sciences Inc	175,800	26,185,410
Insmed Inc (b)	456,712	68,200,804
Legend Biotech Corp ADR (b)	472,672	8,980,768
Moderna Inc (b)(e)	1,218,053	65,251,099
		269,226,522
Health Care Equipment & Supplies - 1.3%
Edwards Lifesciences Corp (b)	877,800	75,903,366
Insulet Corp (b)	186,700	46,042,087
Medline Inc Class A	770,600	36,611,206
		158,556,659
Health Care Technology - 0.1%
Veeva Systems Inc Class A (b)	62,800	11,430,228
Pharmaceuticals - 2.6%
Crinetics Pharmaceuticals Inc (b)	114,700	4,714,170
Eli Lilly & Co	293,058	308,294,086
		313,008,256
TOTAL HEALTH CARE		752,221,665
Industrials - 10.5%
Aerospace & Defense - 1.6%
Anduril Industries Inc Class B (c)(d)	1,399	88,892
Anduril Industries Inc Class C (c)(d)	1	63
Beta Technologies Inc Class A (b)	67,200	1,263,360
Boeing Co (b)	442,589	100,702,275
GE Aerospace	128,079	43,836,319
Space Exploration Technologies Corp (b)(c)(d)	68,152	35,888,162
Space Exploration Technologies Corp Class C (b)(c)(d)	24,144	12,713,989
		194,493,060
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	51,000	9,447,750
Building Products - 0.9%
Trane Technologies PLC	241,894	111,832,434
Construction & Engineering - 0.7%
Dycom Industries Inc (b)	120,896	50,778,738
EMCOR Group Inc	40,900	29,636,958
		80,415,696
Electrical Equipment - 1.9%
GE Vernova Inc	153,117	133,763,011
Nextpower Inc Class A (b)	890,600	93,602,060
		227,365,071
Ground Transportation - 0.4%
Old Dominion Freight Line Inc	208,600	42,356,230
Machinery - 3.5%
Cummins Inc	159,300	93,010,491
Deere & Co	157,324	99,068,496
Dover Corp	130,978	29,535,539
Ingersoll Rand Inc	36,100	3,398,454
PACCAR Inc	309,800	39,062,682
Parker-Hannifin Corp	69,400	70,037,092
Westinghouse Air Brake Technologies Corp	358,144	94,532,109
		428,644,863
Passenger Airlines - 0.4%
Delta Air Lines Inc	486,100	31,936,770
Southwest Airlines Co	326,800	16,098,168
		48,034,938
Trading Companies & Distributors - 1.1%
Ferguson Enterprises Inc (United Kingdom)	348,815	90,913,575
United Rentals Inc	44,758	37,596,720
		128,510,295
TOTAL INDUSTRIALS		1,271,100,337
Information Technology - 37.4%
Communications Equipment - 1.0%
Arista Networks Inc (b)	336,045	44,862,008
Lumentum Holdings Inc (b)	102,500	71,843,275
		116,705,283
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp Class A	940,972	137,438,370
Coherent Corp (b)	458,000	118,589,940
Corning Inc	451,400	67,881,532
		323,909,842
Semiconductors & Semiconductor Equipment - 19.3%
Advanced Micro Devices Inc (b)	126,200	25,266,502
Analog Devices Inc	116,300	41,378,377
Broadcom Inc	1,305,204	417,077,938
First Solar Inc (b)	75,526	14,893,727
KLA Corp	34,800	53,054,340
Lam Research Corp	329,300	77,019,977
MACOM Technology Solutions Holdings Inc (b)	136,600	33,893,192
Marvell Technology Inc	751,700	61,406,373
Micron Technology Inc	74,100	30,556,617
NVIDIA Corp	8,806,558	1,560,434,013
SiTime Corp (b)	52,606	20,930,875
		2,335,911,931
Software - 8.7%
Asapp Inc warrants 8/28/2028 (b)(c)(d)	2,071,818	1,035,908
Cadence Design Systems Inc (b)	145,700	43,913,980
Canva Inc Class A (b)(c)(d)	5,700	7,676,703
Microsoft Corp	2,281,944	896,210,687
Oracle Corp	29,909	4,348,769
Palantir Technologies Inc Class A (b)	318,200	43,653,858
Synopsys Inc (b)	145,100	60,071,400
		1,056,911,305
Technology Hardware, Storage & Peripherals - 5.7%
Apple Inc	2,502,468	661,101,996
Seagate Technology Holdings PLC	67,900	27,692,336
		688,794,332
TOTAL INFORMATION TECHNOLOGY		4,522,232,693
Materials - 1.7%
Chemicals - 1.0%
Corteva Inc	1,090,851	87,398,982
Sherwin-Williams Co/The	65,500	23,749,645
		111,148,627
Construction Materials - 0.1%
Vulcan Materials Co	46,500	14,415,000
Metals & Mining - 0.6%
Alcoa Corp	1,265,508	78,562,737
TOTAL MATERIALS		204,126,364
Real Estate - 0.3%
Health Care REITs - 0.3%
Ventas Inc	427,300	36,816,167
Utilities - 0.7%
Electric Utilities - 0.5%
NRG Energy Inc	309,546	55,396,352
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	166,600	28,970,074
TOTAL UTILITIES		84,366,426
TOTAL UNITED STATES		10,793,517,356
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	323,530	9,686,570
TOTAL COMMON STOCKS (Cost $8,160,552,811)		11,967,399,719

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(d)(f) (Cost $1,619,000)	1,619,000	1,315,437

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
UNITED STATES - 0.9%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (c)(d)	20,600	3,384,908
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	57,400	710,612
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	111,100	225,532
Industrials - 0.2%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(c)(d)	208,346	13,238,305
Anduril Industries Inc Series G (c)(d)	13,400	851,436
		14,089,741
Air Freight & Logistics - 0.1%
Zipline International Inc Series H (c)(d)	112,900	6,351,754
TOTAL INDUSTRIALS		20,441,495
Information Technology - 0.7%
Software - 0.7%
Anthropic PBC Series F (c)(d)	49,200	12,749,688
Anthropic PBC Series G (c)(d)	83,500	21,638,190
Asapp Inc Series C (b)(c)(d)	367,427	345,381
Asapp Inc Series D (b)(c)(d)	3,611,038	2,672,169
Canva Inc Series A2 (b)(c)(d)	154	207,405
Canvas Inc Series A (b)(c)(d)	846	1,139,384
Databricks Inc Series K (c)(d)	46,800	8,409,960
OpenAI Group Pbc Series A-2 (c)(d)	34,033	23,615,499
World Labs Technologies Inc Series C (c)(d)	12,100	3,808,596
World Labs Technologies Inc Series C PRIME (c)(d)	9,268	3,134,716
TOTAL INFORMATION TECHNOLOGY		77,720,988
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (b)(c)(d)	76,285	1,190,046
Illuminated Holdings Inc Series C3 (b)(c)(d)	95,356	1,487,554
Illuminated Holdings Inc Series C4 (b)(c)(d)	27,230	424,788
Illuminated Holdings Inc Series C5 (b)(c)(d)	53,844	839,966
TOTAL MATERIALS		3,942,354
TOTAL UNITED STATES		106,425,889
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $89,792,262)		106,425,889

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(d)(f) (Cost $2,252,000)	2,252,000	2,541,157

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	8,481,654	8,483,351
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	16,419,570	16,421,212
TOTAL MONEY MARKET FUNDS (Cost $24,904,563)			24,904,563

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,279,120,636)	12,102,586,765
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,839,934)
NET ASSETS - 100.0%	12,097,746,831

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $178,348,408 or 1.5% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	732,470

Anduril Industries Inc Class B	6/16/2025	57,195

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series F	8/7/2024	4,528,734

Anduril Industries Inc Series G	4/17/2025	547,829

Anthropic PBC Series F	8/18/2025	6,935,606

Anthropic PBC Series G	1/27/2026	21,637,889

Asapp Inc Series C	4/30/2021	2,423,953

Asapp Inc Series D	8/29/2023	13,944,023

Asapp Inc warrants 8/28/2028	8/29/2023	1

Blu Homes Inc	5/21/2020	20,968

Canva Inc Class A	8/19/2025 - 11/12/2025	9,382,998

Canva Inc Series A2	9/22/2023	164,266

Canvas Inc Series A	9/22/2023	902,395

Databricks Inc Series K	9/8/2025	7,020,000

ElevateBio LLC Series C	3/9/2021	466,064

Epic Games Inc	3/29/2021	2,910,765

Illuminated Holdings Inc 15%	6/14/2023	1,619,000

Illuminated Holdings Inc 15%	9/27/2023	2,252,000

Illuminated Holdings Inc Series C2	7/7/2020	1,907,125

Illuminated Holdings Inc Series C3	7/7/2020	2,860,680

Illuminated Holdings Inc Series C4	1/8/2021	980,280

Illuminated Holdings Inc Series C5	6/16/2021	2,326,061

OpenAI Group Pbc Series A-2	9/30/2024	6,393,400

Revolut Group Holdings Ltd	1/28/2026	9,024,611

Space Exploration Technologies Corp	11/22/2024 - 12/12/2025	14,063,506

Space Exploration Technologies Corp Class C	12/12/2025	10,164,624

Waymo LLC Series D-2	2/2/2026	3,384,908

World Labs Technologies Inc Series C	2/17/2026	3,148,886

World Labs Technologies Inc Series C PRIME	2/17/2026	3,135,458

Zipline International Inc Series H	12/3/2025	6,352,235

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,618,468	429,877,542	433,002,514	499,434	(10,145)	-	8,483,351	8,481,654	0.0%
Fidelity Securities Lending Cash Central Fund	89,928	18,865,941	2,534,617	3,165	(40)	-	16,421,212	16,419,570	0.0%
Total	11,708,396	448,743,483	435,537,131	502,599	(10,185)	-	24,904,563

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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